Annual Fund Operating Expenses	May 01, 2026
Conservative Allocation Fund | Conservative Allocation Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.26%	[1]
Expenses (as a percentage of Assets)	0.58%	[2]
Conservative Allocation Fund | Conservative Allocation Fund Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.26%	[1]
Expenses (as a percentage of Assets)	0.83%	[2]
Moderate Allocation Fund | Moderate Allocation Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.28%	[3]
Expenses (as a percentage of Assets)	0.60%	[4]
Moderate Allocation Fund | Moderate Allocation Fund Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.28%	[3]
Expenses (as a percentage of Assets)	0.85%	[4]
Aggressive Allocation Fund | Aggressive Allocation Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.27%	[5]
Expenses (as a percentage of Assets)	0.59%	[6]
Aggressive Allocation Fund | Aggressive Allocation Fund Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.27%	[5]
Expenses (as a percentage of Assets)	0.84%	[6]
Diversified Income Fund | Diversified Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.44%	[7]
Expenses (as a percentage of Assets)	0.71%	[8]
Diversified Income Fund | Diversified Income Fund Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.44%	[7]
Expenses (as a percentage of Assets)	0.96%	[8]
Core Bond Fund | Core Bond Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.58%
Core Bond Fund | Core Bond Fund Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.83%
Large Cap Value Fund | Large Cap Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.62%
Large Cap Value Fund | Large Cap Value Fund Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.87%
Large Cap Growth Fund | Large Cap Growth Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.83%
Large Cap Growth Fund | Large Cap Growth Fund Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.08%
Mid Cap Fund | Mid Cap Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.93%
Mid Cap Fund | Mid Cap Fund Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.18%
Madison Target Retirement 2020 Fund | Madison Target Retirement 2020 Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.16%	[9]
Expenses (as a percentage of Assets)	0.47%	[10]
Madison Target Retirement 2030 Fund | Madison Target Retirement 2030 Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.16%	[11]
Expenses (as a percentage of Assets)	0.47%	[12]
Madison Target Retirement 2040 Fund | Madison Target Retirement 2040 Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.18%	[13]
Expenses (as a percentage of Assets)	0.49%	[14]
Madison Target Retirement 2050 Fund | Madison Target Retirement 2050 Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.19%	[15]
Expenses (as a percentage of Assets)	0.50%	[16]

[1]	Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.
[2]	Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.
[4]	Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[5]	Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.
[6]	Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[7]	Fees and expenses expected to be incurred indirectly by the Fund in the current fiscal year as a result of investing in shares of one or more underlying funds.
[8]	Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[9]
[10]	Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[11]	Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.
[12]	Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[13]	Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.
[14]	Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[15]	Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.
[16]	Total annual Fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.